COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of commitments for purchase obligations

The following table sets forth the Group’s purchase obligations as of December 31, 2025:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years

	(RMB in thousands)
Purchase commitments	480	480	—	—	—